Note 30 (Tables)	6 Months Ended
Jun. 30, 2024
Commitments and guarantees given [Abstract]
Commitments and guarantees given [Table Text Block]
The breakdown of the balance under these headings in the condensed consolidated balance sheets is as follows:

Commitments and guarantees given (Millions of Euros)
	Notes	June 2024	December 2023
Loan commitments given	6.2.1	187,331	152,868
Of which: impaired		197	165
Central banks		—	—
General governments		2,435	3,115
Credit institutions		31,418	15,595
Other financial corporations		8,872	7,063
Non-financial corporations		73,704	71,303
Households		70,903	55,791
Financial guarantees given	6.2.1	20,464	18,839
Of which: impaired ⁽¹⁾		214	229
Central banks		—	—
General governments		142	74
Credit institutions		932	978
Other financial corporations		2,802	2,177
Non-financial corporations		16,448	15,460
Households		140	150
Other commitments given	6.2.1	49,521	42,577
Of which: impaired ⁽¹⁾		550	636
Central banks		—	—
General governments		301	327
Credit institutions		6,184	3,607
Other financial corporations		3,703	1,837
Non-financial corporations		39,189	36,681
Households		145	125
Total	6.2.1	257,316	214,283
(1) Impaired financial guarantees given amounted to €763 million and €865 million, respectively, as of June 30, 2024 and December 31, 2023, respectively.